ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 6,854	$ 5,784	$ 4,722
Salaries and related benefits [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,324	2,283	1,339
Professional fees and office expenses [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	3,310	2,031	1,609
Depreciation [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	312	407	351
Travel [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	11	10	17
Allowance for doubtful account [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	281	323	1,058
Share based payment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 616	$ 730	$ 348